Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

September 30, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—94.2%
MONEY MARKET FUNDS—4.5%
DWS Government Money Market Fund, Institutional Class, 4.88% (a)	48,340,592	$ 48,340,592
Total Money Market Funds		48,340,592
U.S. TREASURIES—89.7%
U.S. Treasury Bills
5.20%, 10/01/2024 (b)	$47,000,000	47,000,000
5.23%, 10/03/2024 (b)	48,000,000	47,987,620
5.16%, 10/08/2024 (b)	46,000,000	45,958,174
5.20%, 10/10/2024 (b)(c)	47,000,000	46,945,392
5.15%, 10/15/2024 (b)	46,000,000	45,915,690
5.15%, 10/17/2024 (b)(c)	46,000,000	45,904,422
5.12%, 10/22/2024 (b)	47,000,000	46,870,250
5.09%, 10/24/2024 (b)	45,000,000	44,864,587
5.10%, 10/29/2024 (b)	47,000,000	46,827,001
4.97%, 10/31/2024 (b)	45,500,000	45,322,920
4.95%, 11/05/2024 (b)	44,000,000	43,800,784
5.07%, 11/07/2024 (b)(c)	45,000,000	44,783,787
4.82%, 11/12/2024 (b)	46,000,000	45,749,095
5.08%, 11/14/2024 (b)(c)	46,000,000	45,739,480
4.59%, 11/19/2024 (b)	50,000,000	49,683,814
5.00%, 11/21/2024 (b)(c)	47,000,000	46,692,339
4.97%, 11/29/2024 (b)(c)	47,000,000	46,640,582
4.88%, 12/05/2024 (b)	46,000,000	45,625,253
4.77%, 12/12/2024 (b)	46,000,000	45,589,097
4.55%, 12/19/2024 (b)	46,000,000	45,545,435
4.49%, 12/26/2024 (b)	50,000,000	49,461,828
Total U.S. Treasuries		972,907,550
Total Short-Term Investments		1,021,248,142
Total Investments (Cost $1,021,014,413)—94.2%		1,021,248,142
Other Assets in Excess of Liabilities—5.8%		63,449,272
Net Assets—100.0%		$1,084,697,414

(a)	The rate shown is the 7 day yield as of September 30, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $181,070,785.
See accompanying notes to the consolidated schedule of portfolio investments.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

September 30, 2024 (Unaudited)
At September 30, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	754	11/20/2024	$43,528,983	$49,040,348	$5,511,365
Brent Crude Oil	985	1/29/2025	69,205,714	70,388,100	1,182,386
Coffee	441	12/18/2024	39,127,250	44,692,594	5,565,344
Copper	566	12/27/2024	57,344,771	64,424,950	7,080,179
Corn	2,497	12/13/2024	49,779,325	53,030,037	3,250,712
Cotton	398	12/06/2024	14,298,605	14,648,390	349,785
Gasoline	251	11/29/2024	22,550,990	20,399,824	(2,151,166)
Gold	711	12/27/2024	173,863,974	189,083,340	15,219,366
KC Wheat	589	12/13/2024	16,717,162	17,191,438	474,276
Lead LME *	173	11/20/2024	8,684,296	8,992,843	308,547
Lean Hog	647	12/13/2024	18,516,074	18,963,570	447,496
Live Cattle	516	12/31/2024	36,661,984	38,142,720	1,480,736
Low Sulfur Gasoil	376	11/12/2024	27,257,939	24,825,400	(2,432,539)
Natural Gas	3,094	11/29/2024	84,234,878	90,437,620	6,202,742
New York Harbor ULSD	203	11/29/2024	20,394,420	18,368,414	(2,026,006)
Nickel LME *	276	11/20/2024	26,981,339	28,840,035	1,858,696
Silver	390	12/27/2024	54,770,499	61,343,100	6,572,601
Soybean	955	11/14/2024	54,633,092	50,471,750	(4,161,342)
Soybean Meal	974	12/13/2024	34,318,505	33,271,840	(1,046,665)
Soybean Oil	1,191	12/13/2024	31,390,569	30,949,326	(441,243)
Sugar	1,207	3/28/2025	25,986,557	30,375,845	4,389,288
Wheat	930	12/13/2024	26,067,050	27,156,000	1,088,950
WTI Crude Oil	1,012	11/22/2024	75,860,047	68,988,040	(6,872,007)
Zinc LME *	404	11/20/2024	27,168,256	31,138,401	3,970,145
					$45,821,646
Short Contract Positions
Aluminum LME *	(17)	11/20/2024	(1,013,444)	(1,105,684)	(92,240)
Lead LME *	(4)	11/20/2024	(201,307)	(207,927)	(6,620)
Nickel LME *	(8)	11/20/2024	(775,547)	(835,943)	(60,396)
Zinc LME *	(9)	11/20/2024	(628,649)	(693,677)	(65,028)
					$(224,284)
					$45,597,362

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

September 30, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—94.5%
MONEY MARKET FUNDS—10.6%
DWS Government Money Market Fund, Institutional Class, 4.88% (a)	24,162,921	$ 24,162,921
Total Money Market Funds		24,162,921
U.S. TREASURIES—83.9%
U.S. Treasury Bills
5.20%, 10/01/2024 (b)	$7,000,000	7,000,000
5.23%, 10/03/2024 (b)	11,000,000	10,997,163
5.16%, 10/08/2024 (b)	9,000,000	8,991,817
5.20%, 10/10/2024 (b)(c)	10,000,000	9,988,381
5.15%, 10/15/2024 (b)	9,000,000	8,983,505
5.01%, 10/17/2024 (b)	10,000,000	9,979,222
5.12%, 10/22/2024 (b)	9,000,000	8,975,154
5.09%, 10/24/2024 (b)	9,000,000	8,972,918
5.10%, 10/29/2024 (b)	9,000,000	8,966,873
4.97%, 10/31/2024 (b)	10,000,000	9,961,081
4.95%, 11/05/2024 (b)	8,000,000	7,963,779
5.07%, 11/07/2024 (b)	9,000,000	8,956,757
4.82%, 11/12/2024 (b)	9,000,000	8,950,910
5.08%, 11/14/2024 (b)(c)	9,000,000	8,949,029
4.59%, 11/19/2024 (b)(c)	10,000,000	9,936,763
5.00%, 11/21/2024 (b)(c)	9,000,000	8,941,086
4.97%, 11/29/2024 (b)	9,000,000	8,931,175
4.88%, 12/05/2024 (b)	8,500,000	8,430,753
4.77%, 12/12/2024 (b)	8,500,000	8,424,072
4.55%, 12/19/2024 (b)(c)	10,000,000	9,901,181
4.49%, 12/26/2024 (b)	10,000,000	9,892,366
Total U.S. Treasuries		192,093,985
Total Short-Term Investments		216,256,906
Total Investments (Cost $216,213,730)—94.5%		216,256,906
Other Assets in Excess of Liabilities—5.5%		12,546,215
Net Assets—100.0%		$228,803,121

(a)	The rate shown is the 7 day yield as of September 30, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $39,029,019.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

September 30, 2024 (Unaudited)
At September 30, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	157	11/20/2024	$10,202,733	$10,211,319	$8,586
Aluminum LME *	152	1/15/2025	9,651,289	9,934,492	283,203
Aluminum LME *	153	3/19/2025	9,354,377	10,076,350	721,973
Brent Crude Oil	204	3/31/2025	15,667,484	14,520,720	(1,146,764)
Coffee	91	3/19/2025	8,062,618	9,143,794	1,081,176
Copper	117	3/27/2025	12,070,917	13,378,950	1,308,033
Corn	517	3/14/2025	10,792,684	11,406,312	613,628
Cotton	82	3/07/2025	2,878,694	3,089,760	211,066
Gasoline	52	3/28/2025	4,138,881	4,206,602	67,721
Gold	147	2/26/2025	37,016,176	39,415,110	2,398,934
KC Wheat	122	3/14/2025	3,547,585	3,649,325	101,740
Lead LME *	36	11/20/2024	2,044,718	1,871,343	(173,375)
Lead LME *	35	1/15/2025	1,964,458	1,842,260	(122,198)
Lead LME *	35	3/19/2025	1,783,310	1,865,448	82,138
Lean Hog	134	2/14/2025	3,796,942	4,147,300	350,358
Live Cattle	107	2/28/2025	7,704,063	7,954,380	250,317
Low Sulfur Gasoil	78	3/12/2025	5,041,865	5,124,600	82,735
Natural Gas	641	3/26/2025	18,734,402	20,409,440	1,675,038
New York Harbor ULSD	42	3/28/2025	3,778,680	3,825,940	47,260
Nickel LME *	57	11/20/2024	6,605,845	5,956,094	(649,751)
Nickel LME *	55	1/15/2025	5,721,053	5,798,031	76,978
Nickel LME *	55	3/19/2025	5,372,112	5,849,511	477,399
Silver	81	3/27/2025	11,675,307	12,896,415	1,221,108
Soybean	198	3/14/2025	10,311,927	10,776,150	464,223
Soybean Meal	202	3/14/2025	6,604,721	6,926,580	321,859
Soybean Oil	247	3/14/2025	5,963,400	6,439,290	475,890
Sugar	250	3/28/2025	5,481,719	6,291,600	809,881
Wheat	193	3/14/2025	5,610,121	5,831,013	220,892
WTI Crude Oil	210	3/20/2025	13,901,125	14,112,000	210,875
Zinc LME *	84	11/20/2024	6,216,184	6,474,321	258,137
Zinc LME *	81	1/15/2025	6,041,871	6,276,082	234,211
Zinc LME *	82	3/19/2025	5,809,792	6,378,165	568,373
					$12,531,644
Short Contract Positions
Aluminum LME *	(157)	11/20/2024	(9,865,346)	(10,211,319)	(345,973)
Aluminum LME *	(152)	1/15/2025	(9,093,985)	(9,934,492)	(840,507)
Lead LME *	(36)	11/20/2024	(2,001,743)	(1,871,343)	130,400
Lead LME *	(35)	1/15/2025	(1,766,092)	(1,842,260)	(76,168)
Nickel LME *	(57)	11/20/2024	(5,869,829)	(5,956,094)	(86,265)
Nickel LME *	(55)	1/15/2025	(5,309,562)	(5,798,031)	(488,469)
Zinc LME *	(84)	11/20/2024	(6,233,609)	(6,474,321)	(240,712)
Zinc LME *	(81)	1/15/2025	(5,652,651)	(6,276,083)	(623,432)
					$(2,571,126)
					$9,960,518

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF

September 30, 2024 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—88.8%
MONEY MARKET FUNDS—4.1%
DWS Government Money Market Fund, Institutional Class, 4.88% (a)	892,123	$ 892,123
Total Money Market Funds		892,123
U.S. TREASURIES—84.7%
U.S. Treasury Bills
5.20%, 10/01/2024 (b)	$1,000,000	1,000,000
5.23%, 10/03/2024 (b)	1,000,000	999,742
5.16%, 10/08/2024 (b)	1,000,000	999,091
5.20%, 10/10/2024 (b)	1,000,000	998,838
5.15%, 10/15/2024 (b)	1,000,000	998,167
5.01%, 10/17/2024 (b)	1,000,000	997,922
5.12%, 10/22/2024 (b)	1,000,000	997,239
5.09%, 10/24/2024 (b)(c)	1,000,000	996,991
5.10%, 10/29/2024 (b)	1,000,000	996,319
4.97%, 10/31/2024 (b)	1,000,000	996,108
4.95%, 11/05/2024 (b)	1,000,000	995,472
5.07%, 11/07/2024 (b)(c)	1,000,000	995,195
5.08%, 11/14/2024 (b)(c)	1,000,000	994,337
4.59%, 11/19/2024 (b)	1,000,000	993,676
5.00%, 11/21/2024 (b)	1,000,000	993,454
4.97%, 11/29/2024 (b)(c)	1,000,000	992,353
4.88%, 12/05/2024 (b)	500,000	495,927
4.88%, 12/12/2024 (b)	500,000	495,534
4.55%, 12/19/2024 (b)	500,000	495,059
4.49%, 12/26/2024 (b)	1,000,000	989,237
Total U.S. Treasuries		18,420,661
Total Short-Term Investments		19,312,784
Total Investments (Cost $19,309,244)—88.8%		19,312,784
Other Assets in Excess of Liabilities—11.2%		2,424,325
Net Assets—100.0%		$21,737,109

(a)	The rate shown is the 7 day yield as of September 30, 2024.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $2,876,770.
At September 30, 2024, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	89	11/20/2024	$5,157,006	$5,788,582	$631,576
Copper	69	12/27/2024	7,023,499	7,853,925	830,426
Lead LME *	21	11/20/2024	1,059,150	1,091,617	32,467
Nickel LME *	32	11/20/2024	3,138,752	3,343,772	205,020
Zinc LME *	47	11/20/2024	3,169,261	3,622,537	453,276
					$2,152,765

See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg Industrial Metals Strategy K-1 Free ETF  (continued)

September 30, 2024 (Unaudited)

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.
See accompanying notes to the consolidated schedule of portfolio investments.

Notes to Consolidated Schedule of Portfolio of Investments

September 30, 2024 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended September 30, 2024.